Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000134824
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale Municipal High Income Fund, Class N Shares
C000134825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale Municipal High Income Fund, Servicing Class Shares
C000123069
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale Fixed Income Opportunities Fund, Class N Shares
C000120110
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Institutional Class Shares
C000120109
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Class N Shares
C000120111
Average Annual Return [Line Items]
Line Graph and Table Measure Name		City National Rochdale U.S. Core Equity Fund, Servicing Class Shares
Without Sales Load [Member] | C000134824
Average Annual Return [Line Items]
Average Annual Return, Percent		0.48%	0.66%	2.08%
Without Sales Load [Member] | C000134825
Average Annual Return [Line Items]
Average Annual Return, Percent		0.84%	0.92%	2.33%
Without Sales Load [Member] | C000123069
Average Annual Return [Line Items]
Average Annual Return, Percent		6.77%	4.15%	4.05%
Without Sales Load [Member] | C000120110
Average Annual Return [Line Items]
Average Annual Return, Percent		14.22%	13.62%	13.83%
Without Sales Load [Member] | C000120109
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%	13.17%	13.32%
Without Sales Load [Member] | C000120111
Average Annual Return [Line Items]
Average Annual Return, Percent		13.92%	13.45%	13.61%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		1.39%	0.86%	2.34%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		1.39%	0.86%	2.34%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent		2.40%	(1.56%)	1.15%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent		0.68%	2.06%	3.60%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent		0.68%	2.06%	3.60%
Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)
Average Annual Return, Percent		4.45%	1.00%	3.32%
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Average Annual Return, Percent		6.73%	3.96%	4.37%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.